INCOME TAX - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Corporate tax rate (as a percent)	23.00%	23.00%
Other carryforward	$ 510
Deferred Tax Assets, Valuation Allowance	18,480	$ 16,508
Domestic [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance	13,829	12,251
Domestic [Member] | Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other carryforward	15,375
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	17,736
Deferred Tax Assets, Valuation Allowance	4,651	$ 4,257
Parent Company [Member] | Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	$ 38,435